SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In March 2023, we acquired a majority interest in Obagi Vietnam Import Export Trading MTV Company Limited, a company incorporated in accordance with the laws of Vietnam and formed by Obagi’s Southeast Asia Distributor SA Distributor to conduct its business in Vietnam (“Obagi Vietnam”).
In August 2024, certain of Obagi’s subsidiaries entered into and consummated a purchase agreement (the “Vietnam Purchase Agreement”) with the SA Distributor effective June 2024, pursuant to which the SA Distributor (i) forfeited any rights to the earnout payment as well as any compensation related claims and (ii) agreed to the retirement of its minority stake in Obagi Blue Sea Holding, LLC, as a result of which Obagi Vietnam became a 100% owned subsidiary of Waldencast. In consideration for the above, the Company agreed to waive any right to the remaining outstanding payment obligations due by the SA Distributor to Obagi pursuant to the Vietnam Purchase Agreement. The agreement has no material impact on the financial statements.